WARRANTS (Tables)	12 Months Ended
Dec. 31, 2023
Short-Term Debt [Line Items]
SUMMARY OF WARRANT ACTIVITY

The table below summarizes the Company’s warrant activities:

	Number of Ordinary Shares Warrants (*)	Number of Series A, B, C, D Warrants (*)	Number of Series Seed Shares Warrants	Exercise Price Range Per Share	Weighted Average Exercise Price
Balance at December 31, 2021	52	-	4,165	$18.00 to 867.13	28.51
Granted	21,000	84,505	-	0.10 to 330.00	193.92
Forfeited	-	-	-	-	-
Converted	-	(5,133)	-	165.00 to 330.00	210.03
Exercised	(21,000)	-	-	0.10	0.10
Balance at December 31, 2022	52	79,372	4,165	18.00 to 867.13	233.28
Granted	727,973	-	-	4.00 to 150.00	134.96
Forfeited	-	-	-	-	-
Converted	-	(66,044)	-	165.00 to 330.00	247.88
Exercised	-	-	-	-
Balance at December 31, 2023	728,025	13,328	4,165	$4.00 to 867.13	$136.66

(*)	Only ordinary shares were adjusted in the February 5, 2024 reverse stock split.

February Promissory Note [Member]
Short-Term Debt [Line Items]
SUMMARY OF FAIR VALUE AT GRANT DATE

The following assumptions were used when calculating the fair value of the Series A, B, C and D Warrants:

Exercise price of the warrants	$165.00-330.00
Contractual life of the warrants	7 years
Current value of the underlying share	$263.00
Expected volatility	88.05%
Expected dividend yield	0.00%
Risk-free interest rates	1.98%

December Promissory Note [Member]
Short-Term Debt [Line Items]
SUMMARY OF FAIR VALUE AT GRANT DATE

The fair value of the warrants upon issuance was estimated using the Black-Scholes option pricing model using the following weighted-average assumptions:

Risk-free interest rate	3.72%-4.28%
Remaining contractual term of warrants (years)	10
Expected volatility	60%-65%
Annual dividend yield	0.00%
Fair value of common stock (per share)	$3.60-$21.10
Exercise price	$4.00-$150